UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	AIC Investment Services Inc.
Address:  	1375 Kerns Rd.
                Burlington, ON, Canada
               	L7R 4X8

Form 13F File Number: 028-10561

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jonathan Wellum
Title: Chief Investment Officer
Phone: 905-331-4250

Signature, Place, and Date of Signing:

                        Burlington, Ontario, Canada	 May 13, 2009
Signature		City, State			 Date

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                 Name
28-5110	Third Avenue Management LLC
28-4003	Ariel Capital Management, LLC
28-10835 Brookfield Redding, LLC

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 	98

Form 13F Information Table Value Total: 	$769,236
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE



13F - INFORMATION TABLE as at March 31, 2009

                                                                                                        VOTING AUTHORITY
NAME OF ISSUER                  TITLE           CUSIP           Value   SHRS       SH/ PUT/ INVSTMT	OTHER  SOLE  SHRD  NONE
                                OF CLASS        NUMBER          (x$1000)OR PRN     PRN CALL DSCRETN	MNGERS
4 KIDS ENTMT INC                COM             350865101        549     498,775    SH       SOLE               498,775
ACE LTD                         SHS             CH0044328745   2,455      60,763    SH       SOLE                60,763
AFLAC INC                       COM             001055102      2,664     137,579    SH       SOLE               137,579
AGRIUM INC                      COM             008916108     11,833     326,269    SH       SOLE               326,269
AMERICAN EXPRESS CO             COM             025816109        809      59,332    SH       SOLE                59,332
AMERIPRISE FINL INC             COM             03076C106      1,329      64,851    SH       SOLE                64,851
AON CORP                        COM             037389103        204       5,000    SH       SOLE                 5,000
AXA                             SPONSORED ADR   054536107        659      55,000    SH       SOLE                55,000
BANK MONTREAL QUE               COM             063671101        896      34,200    SH       SOLE                34,200
BANK OF NEW YORK MELLON CORP    COM             064058100      1,453      51,426    SH       SOLE                51,426
BARCLAYS PLC                    ADR             06738E204      1,128     132,750    SH       SOLE               132,750
BCE INC                         COM NEW         05534B760      8,658     434,211    SH       SOLE               434,211
BERKSHIRE HATHAWAY INC DEL      CL B            084670207      4,656       1,651    SH       SOLE                 1,651
BERKSHIRE HATHAWAY INC DEL      CL A            084670108     36,501         421    SH       SOLE                   421
BP PLC                          SPONSORED ADR   055622104      1,323      33,000    SH       SOLE                33,000
BROOKFIELD ASSET MGMT INC       CL A LTD VT SH  112585104     34,651   2,484,493    SH       SOLE             2,484,493
BROOKFIELD INFRAST PARTNERS     LP INT UNIT     BMG162521014   2,813     212,748    SH       SOLE               212,748
BURLINGTON NORTHN SANTA FE C    COM             12189T104      1,943      32,300    SH       SOLE                32,300
CAE INC                         COM             124765108      2,110     348,400    SH       SOLE               348,400
CANADIAN NATL RY CO             COM             136375102      1,777      49,549    SH       SOLE                49,549
CISCO SYS INC                   COM             17275R102      2,103     125,421    SH       SOLE               125,421
CME GROUP INC                   COM             12572Q105        462       1,875    SH       SOLE                 1,875
COCA COLA FEMSA S A B DE C V    SPON ADR REP L  191241108        760      22,300    SH       SOLE                22,300
COGENT INC                      COM             19239Y108      1,523     128,000    SH       SOLE               128,000
CONOCOPHILLIPS                  COM             20825C104        486      12,400    SH       SOLE                12,400
CREDIT SUISSE GROUP             SPONSORED ADR   225401108        622      20,400    SH       SOLE                20,400
DEUTSCHE BANK AG                NAMEN AKT       DE0005140008   1,016      25,000    SH       SOLE                25,000
DEUTSCHE TELEKOM AG             SPONSORED ADR   251566105        222      18,000    SH       SOLE                18,000
DUN & BRADSTREET CORP DEL NE    COM             26483E100        200       2,600    SH       SOLE                 2,600
ENCANA CORP                     COM             292505104        568      13,880    SH       SOLE                13,880
EQUIFAX INC                     COM             294429105        232       9,500    SH       SOLE                 9,500
FEDEX CORP                      COM             31428X106     20,049     450,645    SH       SOLE               450,645
FRANKLIN RES INC                COM             354613101     16,467     305,683    SH       SOLE               305,683
GENERAL ELECTRIC CO             COM             369604103      2,136     211,300    SH       SOLE               211,300
GLOBAL PMTS INC                 COM             37940X102        401      12,000    SH       SOLE                12,000
GOLDMAN SACHS GROUP INC         COM             38141G104      1,050       9,906    SH       SOLE                 9,906
GROUPE CGI INC                  CL A SUB VTG    39945C109      2,103     260,200    SH       SOLE               260,200
HARTFORD FINL SVCS GROUP INC    COM             416515104      2,938     374,246    SH       SOLE               374,246
HSBC HLDGS PLC                  SPON ADR NEW    404280406      6,223     220,525    SH       SOLE               220,525
INFOSYS TECHNOLOGIES LTD        SPONSORED ADR   456788108        696     26,143     SH       SOLE                26,143
ING GROEP N V                   SPONSORED ADR   456837103        554     101,824    SH       SOLE               101,824
INTEL CORP                      COM             458140100      1,274      84,649    SH       SOLE                84,649
INTERPUBLIC GROUP COS INC       COM             460690100      6,442   1,563,661    SH       SOLE             1,563,661
INVESCO LTD                     SHS             BMG491BT1088  75,998   5,483,277    SH       SOLE             5,483,277
IVANHOE MINES LTD               COM             46579N103      2,212     358,100    SH       SOLE               358,100
JANUS CAP GROUP INC             COM             47102X105         73      11,000    SH       SOLE                11,000
JOHNSON & JOHNSON               COM             478160104     32,370     615,390    SH       SOLE               615,390
JPMORGAN CHASE & CO             COM             46625H100     12,219     459,702    SH       SOLE               459,702
LEGG MASON INC                  COM             524901105      2,537     159,580    SH       SOLE               159,580
LENDER PROCESSING SVCS INC      COM             52602E102        214       7,000    SH       SOLE                 7,000
MANULIFE FINL CORP              COM             56501R106        506      44,870    SH       SOLE             2,186,377
MARATHON OIL CORP               COM             565849106      2,762     105,050    SH       SOLE               105,050
MARKEL CORP                     COM             570535104      2,470       8,700    SH       SOLE                 8,700
MARSH & MCLENNAN COS INC        COM             571748102      2,717     134,160    SH       SOLE               134,160
METHANEX CORP                   COM             59151K108      2,070     264,800    SH       SOLE               264,800
METLIFE INC                     COM             59156R108      2,474     108,638    SH       SOLE               108,638
MICROSOFT CORP                  COM             594918104      3,372     183,564    SH       SOLE               183,564
MONSANTO CO NEW                 COM             61166W101      2,849      34,280    SH       SOLE                34,280
MOODYS CORP                     COM             615369105      3,432     149,750    SH       SOLE               149,750
MORGAN STANLEY                  COM NEW         617446448        870      38,203    SH       SOLE                38,203
NALCO HOLDING COMPANY           COM             62985Q101      1,845     141,200    SH       SOLE               141,200
NEUSTAR INC                     CL A            64126X201      8,102     483,690    SH       SOLE               483,690
NEXEN INC                       COM             65334H102     34,351   2,024,023    SH       SOLE             2,024,023
NOMURA HLDGS INC                SPONSORED ADR   65535H208        483      96,000    SH       SOLE                96,000
NORTHERN TR CORP                COM             665859104      6,501     108,678    SH       SOLE               108,678
NYSE EURONEXT                   COM             629491101        179      10,000    SH       SOLE                10,000
OPPENHEIMER HLDGS INC           CL A NON VTG    683797104      5,281     529,116    SH       SOLE               529,116
PALL CORP                       COM             696429307      3,423     167,550    SH       SOLE               167,550
PETRO-CDA                       COM             71644E102     32,005   1,190,408    SH       SOLE             1,190,408
POSCO                           SPONSORED ADR   693483109      1,985      29,700    SH       SOLE                29,700
PROCTER & GAMBLE CO             COM             742718109     15,410     327,239    SH       SOLE               327,239
PROGRESSIVE CORP OHIO           COM             743315103      1,424     105,949    SH       SOLE               105,949
PRUDENTIAL FINL INC             COM             744320102      3,217     169,164    SH       SOLE               169,164
QUEST DIAGNOSTICS INC           COM             74834L100     31,963     673,196    SH       SOLE               673,196
RESEARCH IN MOTION LTD          COM             760975102        982      22,700    SH       SOLE                22,700
ROYAL BK CDA MONTREAL QUE       COM             780087102     31,422   1,076,267    SH       SOLE             1,076,267
ROYAL DUTCH SHELL PLC           SPONS ADR A     780259206        277       6,250    SH       SOLE                 6,250
SHAW COMMUNICATIONS INC         CL B CONV       82028K200     13,914     912,000    SH       SOLE               912,000
SIEMENS A G                     SPONSORED ADR   826197501      1,567      27,500    SH       SOLE                27,500
SIGNET JEWELERS LIMITED         SHS             BMG812761002     220      19,000    SH       SOLE                19,000
SILVER WHEATON CORP             COM             828336107      2,034     247,600    SH       SOLE               247,600
SK TELECOM LTD                  SPONSORED ADR   78440P108      3,187     206,300    SH       SOLE               206,300
STATE STR CORP                  COM             857477103      1,097      35,625    SH       SOLE                35,625
SUN LIFE FINL INC               COM             866796105     29,804   1,643,883    SH       SOLE             1,643,883
SUNCOR ENERGY INC               COM             867229106      1,391      62,272    SH       SOLE                62,272
SYNCORA HOLDINGS LTD            SHS             BMG8649T1099     324   1,297,767    SH       SOLE             1,297,767
TEVA PHARMACEUTICAL INDS LTD    ADR             881624209      3,705      82,244    SH       SOLE                82,244
THOMSON REUTERS CORP            COM             884903105     46,177   1,795,441    SH       SOLE             1,795,441
TIM HORTONS INC                 COM             88706M103      2,390      92,900    SH       SOLE                92,900
TORONTO DOMINION BK ONT         COM NEW         891160509    133,427   3,867,629    SH       SOLE             3,867,629
TOTAL SYS SVCS INC              COM             891906109        173      12,500    SH       SOLE                12,500
TOYOTA MOTOR CORP               SP ADR REP2COM  892331307      1,595      25,200    SH       SOLE                25,200
UBS AG                          SHS NEW         CH002489948    2,120     225,230    SH       SOLE               225,230
VERISIGN INC                    COM             92343E1        3,472     184,013    SH       SOLE               184,013
VISA INC                        COM CL A        92826C839        378       6,800    SH       SOLE                 6,800
WELLS FARGO & CO NEW            COM             949746101      6,292     441,853    SH       SOLE               441,853
WESTERN UN CO                   COM             959802109        302      24,000    SH       SOLE                24,000
WILLIS GROUP HOLDINGS LTD       SHS             BMG966551084     733      33,300    SH       SOLE                33,300

/TEXT
/DOCUMENT
/SUBMISSION